Financial Instruments - Schedule of Derivatives Reclassifications (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Amounts recognized in OCI
Hedging cost	¥ 7,963	¥ 7,197	¥ (16,993)
Interest rate swaps
Amounts recognized in OCI
Gains (losses) on cash flow hedges	2,037	4,098
Forward interest rate
Amounts recognized in OCI
Gains (losses) on cash flow hedges	2,301	387
Cross currency interest rate swaps
Amounts recognized in OCI
Gains (losses) on cash flow hedges	(711)	166,574
Hedging cost	18,663	12,392
Foreign currency denominated bonds and loans
Amounts recognized in OCI
Gains (losses) on net investment hedges	(19,662)	169,111
Forward exchange contracts
Amounts recognized in OCI
Gains (losses) on net investment hedges	13,466	109,212
Cash flow hedge
Amount reclassified to profit or loss
Reclassification adjustments on cash flow hedges	(2,355)	(137,122)
Cash flow hedge | Interest rate swaps
Amount reclassified to profit or loss
Reclassification adjustments on cash flow hedges	(6,415)	(2,492)
Cash flow hedge | Forward interest rate
Amount reclassified to profit or loss
Reclassification adjustments on cash flow hedges	2,317	2,349
Hedging costs
Amount reclassified to profit or loss
Reclassification adjustments on cash flow hedges	¥ (7,350)	¥ (2,024)